Fair Value of Stock Option/PSU Awards Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Risk-free interest rates		1.70%	2.90%
Expected terms (in years)		5 years 6 months	5 years 6 months
Expected common share price volatilities		52.90%	49.80%
Expected dividends		0.00%	0.00%
Expected forfeitures		3.40%	4.30%
PSU
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Risk-free interest rates	0.16%
Expected common share price volatilities	57.40%
Expected dividends	0.00%